Shareholders' Equity (Details)			1 Months Ended		12 Months Ended
	Dec. 29, 2022 USD ($) shares	Sep. 03, 2019	Dec. 29, 2022 USD ($) shares	Oct. 26, 2020 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 ₪ / shares shares	Dec. 31, 2022 $ / shares shares	May 01, 2022 shares	Jan. 19, 2022 shares	Jan. 02, 2022 shares	Dec. 31, 2021 shares
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in New Shekels per share) | ₪ / shares							₪ 0.01
Common stock share issue							55,094,237	55,094,237			2,953	51,791,441
Shares issued									67,000	89,286
Additional ordinary shares1	2,648,424		2,648,424
Consideration amount (in Dollars) | $	$ 18,617,000
Description of share-based compensation expenses		Pursuant to the Plan (and further increase of option pool approved by the Company’s board of directors), 8,041,936 ordinary shares of NIS 0.01 par value of the Company are reserved for issuance upon the exercise of the same amount of awards to be granted to some of the Company’s employees, directors and consultants.
Ordinary shares							1,504,472	1,504,472
Unrecognized share-based compensation expense (in Dollars) | $					$ 17,061	$ 24,781,000
Average remaining vesting period					2 years 5 months 8 days
Employees, officers awards to purchase					1,266,803
Average exercise price per share (in Dollars per share) | $ / shares								$ 19
Awards agreement term					10 years
Agreement terminate term					3 years
Vesting period					4 years
Granted employees shares					1,266,803
Plus VAT (in Dollars) | $				$ 400,000
Purchase aggregate shares				650,000
Exercise price per share (in Dollars per share) | $ / shares				$ 18
Recorded expense (in Dollars) | $					$ 6.1
Restricted Stock Units (RSUs) [Member] | Nanox AI [Member]
Shareholders' Equity (Details) [Line Items]
Granted employees shares					22,778
Consideration for services shares					3,221
Nanox AI [Member]
Shareholders' Equity (Details) [Line Items]
Consideration amount (in Dollars) | $			$ 18,617